Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities
At December 31, 2021, the lease liabilities were payable as follows:

	2021	2020
	RMB million	RMB million
Within 1 year	20,805	20,930
After 1 year but within 2 years	19,229	20,045
After 2 years but within 5 years	38,950	47,164
After 5 years	23,765	33,074

	102,749	121,213

Summary of lease liabilities demonimated by currencies

	Obligations by denominated currencies
For the year ended December 31, 2021	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.78%~4.90%	38,254	9	12,780	8	19	51,070
Floating interest rates	0.42%~5.22%	5,524	514	43,091	2,550	—	51,679

		43,778	523	55,871	2,558	19	102,749

	Obligations by denominated currencies
For the year ended December 31, 2020	Effective interest rate	USD RMB million	Japanese Yen RMB million	Renminbi RMB million	Euro RMB million	Other currencies RMB million	Total RMB million
Fixed interest rates	1.75% ~ 5.03%	43,519	6	10,268	14	16	53,823
Floating interest rates	0% ~ 5.22%	9,343	1,019	53,659	3,243	126	67,390

		52,862	1,025	63,927	3,257	142	121,213